Variable Interest Entities (Tables)	12 Months Ended
Mar. 31, 2013
Assets and Liabilities of VIE Included in Consolidated Balance Sheets

At March 31, 2013, the assets and liabilities of the VIE that were included in Sony’s consolidated balance sheets were as follows:

Yen in millions
Assets:
Cash and cash equivalents	6,427
Account receivables, net	1,750
Other current assets	22,262
Property, plant and equipment, net	940
Intangibles, net	59,055
Goodwill	14,225
Other noncurrent assets	6,894

Total assets	111,553

Liabilities:
Accounts payable and accrued expenses	32,803
Other current liabilities	7,340
Other noncurrent liabilities	2,012

Total liabilities	42,155